Form N-1A Supplement	Jun. 23, 2025
Invesco Developing Markets Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED JUNE 23, 2025 TO THE CURRENT SUMMARY AND STATUTORY PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION FOR:

Invesco Developing Markets Fund

(the “Fund”)

This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information (“SAI”) of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in connection with the Summary and Statutory Prospectuses and SAI and retain it for future reference.